Investments - Summary of Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Equity Securities without Readily Determinable Fair Value [Line Items]
Other investments	$ 1,895	$ 9,591
Total	250,348	265,715
Auven Therapeutics Holdings, L.P.
Equity Securities without Readily Determinable Fair Value [Line Items]
Investments without readily determinable fair value	228,959	241,305
venBio Global Strategic Fund, L.P.
Equity Securities without Readily Determinable Fair Value [Line Items]
Investments without readily determinable fair value	14,108	12,690
Venture capital funds and investment partnerships
Equity Securities without Readily Determinable Fair Value [Line Items]
Investments without readily determinable fair value	$ 5,386	$ 2,129